Notes to Equity and Liabilities of the Balance Sheet - Summary of Development of Tax Provisions and Current and Non-current Other Provisions (Detail) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of Provisions [line items]
Beginning balance	€ 392
Additions	1,074
Utilized	827
Released	198
Ending balance	441
Tax Provisions [member]
Disclosure of Provisions [line items]
Beginning balance	208
Additions	0
Utilized	113
Released	0
Ending balance	95
Other provisions [member]
Disclosure of Provisions [line items]
Beginning balance	184
Additions	1,074
Utilized	714
Released	198
Ending balance	€ 346